ENERGY STORAGE SYSTEMS, NET	3 Months Ended
Mar. 31, 2021
ENERGY STORAGE SYSTEMS, NET
ENERGY STORAGE SYSTEMS, NET

5.   ENERGY STORAGE SYSTEMS, NET

Energy Storage Systems, Net

Energy storage systems, net, consists of the following (in thousands):

March 31, 2021
Energy storage systems placed into service	$145,555
Less: accumulated depreciation	(36,758)
Energy storage systems not yet placed into service	11,045
Total energy storage systems, net	$119,842

Depreciation expense for energy storage systems was approximately $3.8 million and $3.6 million within cost of service revenue for the three months ended March 31, 2021 and 2020, respectively.